INTANGIBLE ASSETS, NET - Schedule (Details) ¥ in Millions, $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2022 USD ($)
Intangible assets, net
Intangible assets, gross	¥ 5,647		¥ 5,791
Less: Accumulated amortization	168		163
Less: Accumulated impairment loss	239		243
Total	5,240		5,385	$ 737
Unfavorable lease
Amortization expense of intangible assets	32	¥ 48
Impairment loss on intangible assets			245
Manachised and franchised hotels
Intangible assets, net
Intangible assets, gross	353		366
Favorable lease agreements
Intangible assets, net
Intangible assets, gross	5		11
Purchased software
Intangible assets, net
Intangible assets, gross	129		142
Other intangible assets
Intangible assets, net
Intangible assets, gross	72		70
Brand names
Intangible assets, net
Intangible assets, gross	4,896		5,010
Franchise or manachise agreements
Unfavorable lease
Impairment loss on intangible assets		¥ 48
Other intangible assets
Unfavorable lease
Impairment loss on intangible assets	3
Master brand agreement
Intangible assets, net
Intangible assets, gross	¥ 192		¥ 192